SCHEDULE OF COST OF SALES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cost of sales		$ 24,402	$ 70,229	$ 79,249	$ 158,313	$ 135,943
Salaries and Related Expenses [Member]
Cost of sales					32,583	100,558
Share Based Compensation [Member]
Cost of sales						11,540
Materials [Member]
Cost of sales					77,281	9,882
Vehicle Maintenance [Member]
Cost of sales					18,175	1,533
Travel Expenses [Member]
Cost of sales					4,115	7,641
Other Expenses [Member]
Cost of sales					$ 26,159	$ 4,789